Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations	12 Months Ended
Dec. 31, 2025
Acquisition Adjustments To Unaudited Pro Forma Condensed Combined Statements Of Operations
Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations

Note 5 – Acquisition Adjustments to Unaudited Pro Forma Condensed Combined Statements of Operations

(a)	Reflects an adjustment to reflect ₩45.0 million of transaction costs incurred by K Wave that are not included in the historical financial statements of K Wave and Hansol.

(b)	The following table summarizes the estimated fair values of Hansol’s identifiable intangible assets and their estimated useful lives including the amortization for the periods presented calculated on a straight-line basis (in thousands).

		Estimated Fair Value	Estimated Useful Life (years)		Amortization Expense - Year Ended December 31, 2025
Customer relationships	₩	2,457,000	9.8	₩	250,714
Backlog		2,884,000	5		576,800
Technology		4,716,000	7		673,714
Brand		1,643,000	Indefinite		-
Total				₩	1,501,228

(c)	Reflects the amortization expense allocated to the non-controlling interest.

(d)	Reflects the pro forma tax expense on the amortization of the intangible assets based on the 22% corporate income tax rate.

(e)	Reflects the interest expense recognized on the bank loan as described in (F) above, giving effect to the business combination as if it had occurred on January 1, 2025.

(c)	Reflects the loss on the disposal of Bitcoin.